OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 472	$ 818
Employees	52	12
Prepaid expenses	949	1,087
Advances to suppliers	636	298
Others	270	456
Total other accounts receivable and prepaid expenses	$ 2,379	$ 2,671